Income Taxes - Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unrecognized deferred tax assets [Abstract]
Non-capital losses	$ 309,635	$ 41,647
State non-capital losses	47,445	41,025
Mineral properties, plant and equipment	277,097	18,735
Derivatives	97,647
Share issue and finance costs	21,471	4,522
Inventory	18,978	27,422
Unrealized foreign exchange losses on investment and advances	12,021	38,948
Reclamation obligation	54,996	28,609
State alternative minimum tax credit	7,787	6,525
Capital losses	26,826	36,570
Interest expense	19,350	16,557
Other	903	2,100
Total unrecognized deferred tax assets	$ 894,156	$ 262,660